Fair Value Measurements (Details) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair Value Measurements Details Schedule offair value hierarchy of the valuation techniques [Line Items]
Investment held in Trust Account	$ 569,041,175	$ 565,152,589	$ 555,695,763
Quoted Prices in Active Markets (Level 1) [Member]
Fair Value Measurements Details Schedule offair value hierarchy of the valuation techniques [Line Items]
Investment held in Trust Account	569,041,175	565,152,589	555,695,763
Significant Other Observable Inputs (Level 2) [Member]
Fair Value Measurements Details Schedule offair value hierarchy of the valuation techniques [Line Items]
Investment held in Trust Account
Significant Other Unobservable Inputs (Level 3) [Member]
Fair Value Measurements Details Schedule offair value hierarchy of the valuation techniques [Line Items]
Investment held in Trust Account